Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Non-current provisions	$ 75,787	$ 82,397
Current provisions	40,570	33,095
Provisions	116,357	115,492	$ 101,584
Provisions For Pensions [Member]
Disclosure of other provisions [line items]
Non-current provisions	52,529	59,195
Current provisions	197
Provisions	52,726	59,195	60,876
Environment provision [member]
Disclosure of other provisions [line items]
Non-current provisions	2,880	3,121
Current provisions	331	346
Provisions	3,211	3,467	3,083
Provisions for litigation [member]
Disclosure of other provisions [line items]
Current provisions	2,399	11,732
Provisions	2,399	11,732
Provisions for third-party liability [Member]
Disclosure of other provisions [line items]
Non-current provisions	7,270	7,639
Current provisions	7,270	7,639
Provisions	7,270	7,639	5,835
Provisions for C02 emissions allowances [Member]
Disclosure of other provisions [line items]
Non-current provisions	2,859
Current provisions	25,111	7,281
Provisions	27,970	7,281	5,512
Other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	10,249	12,442
Current provisions	12,532	13,736
Provisions	22,781	26,178	$ 26,278
Environmental rehabilitation [member]
Disclosure of other provisions [line items]
Non-current provisions	2,880	3,121
Current provisions	331	0
Provisions for litigation - FerroPem France [member]
Disclosure of other provisions [line items]
Current provisions	1,775	2,339
Other provisions, provisions for taxes [member]
Disclosure of other provisions [line items]
Current provisions	7,323	8,136
Other provisions, other [member]
Disclosure of other provisions [line items]
Current provisions	$ 15,458	$ 18,042